RECAPITALIZATION (Q2)	6 Months Ended
Jun. 30, 2024
RECAPITALIZATION [Abstract]
RECAPITALIZATION
NOTE 3 - RECAPITALIZATION
As discussed in Note 1, following the Closing of the Business Combination, TMTG was deemed the accounting acquirer and the transaction was accounted for as a reverse recapitalization.
Transaction Proceeds
Upon the Closing, the Company received gross proceeds of $233,017.5. The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statements of changes in stockholders’ equity (deficit) for the period ended June 30, 2024:

Cash-trust and cash, net of redemptions	233,017.5
Add: other assets	—
Less: accrued expenses	(3,292.9)
Less: notes payable	(10,103.0)
Reverse recapitalization, net	219,621.6
In connection with the Merger, TMTG incurred $1,640.2 in one-time direct and incremental transaction costs, consisting of legal and other professional fees, recorded in general and administration expenses. TMTG also issued $6,130.0 of bonus payments to employees of the Company and a director of Private TMTG that were triggered by the Merger. The Company recorded $5,530.0 and $600.0 in general and administration expense and sales and marketing expense, respectively, for the three and six months ended June 30, 2024. TMTG deems these to be non-recurring expenses that are not direct and incremental to the Merger.
The number of shares of common stock issued immediately following the consummation of the Business Combination were:

Digital World common stock, outstanding prior to the Business Combination	39,636,904
Shares issued to Digital World convertible noteholders, converted immediately prior to Business Combination	1,709,145
Predecessor TMTG Shares(1)	87,500,000
Shares issued to former TMTG convertible noteholders	7,854,534
Common stock immediately after the Business Combination(2)	136,700,583

(1)	Includes 614,640 shares outstanding and held in escrow.
(2)	Excludes 4,667,033 shares not outstanding and held in escrow.
The number of Predecessor TMTG shares was determined as follows:

	Predecessor TMTG Shares	Shares issued to shareholders of Predecessor TMTG
Common stock	100,000,000	87,500,000
	100,000,000	$87,500,000
Public and private placement warrants
In connection with Digital World’s initial public offering in 2021, 14,374,976 public warrants were issued (the “Public Warrants”) and 566,742 warrants were issued in a private placement (the “Private Placement Warrants”; and the Private Placement Warrants together with the Public Warrants, collectively the “Warrants”) all of which warrants remained outstanding and became warrants for the Common Stock in the Company.
Additionally, pursuant to warrant subscription agreements (each a “Warrant Subscription Agreement”) entered into by and between Digital World and certain institutional investors on February 7, 2024, Digital World has agreed to issue an aggregate of 3,424,510 warrants (“Convertible Note Post IPO Warrants” and “Post-IPO Warrants”), each warrant entitling the holder thereof to purchase one share of the Company’s Class A common stock for $11.50 per share. The Convertible Note Post IPO Warrants and Post-IPO Warrants were issued concurrently with the closing of the Business Combination, and have substantially the same terms as the public warrants issued by Digital World in connection with its initial public offering, except that such Post-IPO Warrants may only be transferred to the applicable holder’s affiliates.
TMTG Earnout Shares
As noted in Note 1, in connection with the Merger, TMTG shareholders were entitled to up to 40,000,000 shares if certain post merger per share market prices were achieved.
The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Earnout Shares at the date of the merger, which included the following assumptions:
The Monte Carlo simulation conclusion for each tranche of the Earnout Shares was the result of the average of 1,000,000 trial outcomes. Within each trial of the simulation:
1.	The stock price was simulated for the defined term (1.5 years, 2 years, and 3 years) after the Merger date.
2.	The vest date was determined as the date the stock price achieved the different stock price thresholds, which were $12.50, $15.00, and $17.50.
3.
The payoff was calculated as the number of shares issued per tranche (15 million, 15 million, and 10 million) multiplied by the simulated stock price at the vest date, which varied with each simulation.

4.	The payoff was discounted to the present value using the interpolated risk-free rate ranging from 4.31% to 4.70%.
Volatility was calculated as the annualized standard deviation of daily returns from a set of Guideline Public Companies (GPC) over the expected term for each tranche. The 75th percentile of GPC volatilities was selected given the Company’s early stage life cycle relative to the GPC set. The accounting for the Earnout Shares was first evaluated under ASC 718 to determine if the arrangement represents a share-based payment arrangement. Because there were no service conditions nor any requirement of the participants to provide goods or services, the Company determined that the Earnout Shares were not within the scope of ASC 718.
Next, the Company determined that the Earnout Shares represent a freestanding equity-linked financial instrument to be evaluated under ASC 480 and ASC 815-40. Based upon the analysis, the Company concluded that the Earnout Shares should not be classified as a liability under ASC 480.
The Company next considered the equity classification conditions in ASC 815-40-25 and concluded that all of the conditions were met. Therefore, the Earnout Share arrangement were appropriately classified in equity.
As the merger has been accounted for as a reverse recapitalization, the fair value of the Earnout Shares arrangement has been accounted for as an equity transaction as of the closing date of the merger.
On April 26, 2024, the Earnout Shares had been earned and such shares were issued.